SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments
Plant, equipment and mining properties - Mexico	$ 36,484	$ 28,834	$ 24,578
Plant, equipment and mining properties - Canada	2,259	3,324	3,498
Total plant, equipment and mining properties	$ 38,743	$ 32,158	$ 28,076